Investments (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 16, 2019
Business acquisition, voting rights interest percentage			37.60%
Fair value of the profits interest				$ 482		$ 482
Panda Interests Finance Agreement [Member]
Fair value of the profits interest	$ 1,800				$ 2,100		$ 2,000
Nexway AG [Member]
Ownership interest percentage									62.30%
Business acquisition, voting rights interest percentage		31.20%	20.00%		31.20%
Fair value of shares owned			$ 2,374
Loss on deconsolidation of Nexway			$ 11,919
FaceBank Group, Inc Pre-Merger [Member]
Business acquisition, voting rights interest percentage			37.60%
Loss on deconsolidation of Nexway							(8,281)
FaceBank Group, Inc Pre-Merger [Member] | Panda Interests Finance Agreement [Member]
Fair value of the profits interest			$ 1,700				$ 2,000
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Ownership interest percentage									62.30%
Business acquisition, voting rights interest percentage			20.00%
Fair value of shares owned			$ 2,374
Loss on deconsolidation of Nexway			$ 11,919